Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings (loss) per share
Schedule of Compute Basic and Diluted Earnings Per Share

The following table sets forth the information needed to compute basic and diluted earnings (loss) per share:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Net income (loss)	$(554,010)	$8,897
Weighted average common shares outstanding	7,586,024	6,703,223
Dilutive securities Convertible debt	601,704	-
Options	951,034	996,520
Diluted weighted average common shares outstanding	7,586,024	7,699,743
Basic net income (loss) per share	$(0.07)	0.00
Diluted net income (loss) per share	$(0.07)	0.00